Selling and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [Line Items]
Raw materials used	₩ 17,084,029	₩ 19,537,928	₩ 15,924,707
Salaries	4,609,976	4,236,623	4,214,974
Retirement benefits expense	809,739	440,612	468,946
Welfare and benefit expense	563,945	596,572	723,144
Insurance expense	106,129	106,057	106,091
Depreciation	10,966,756	9,898,386	9,652,219
Amortization of intangible assets	156,915	118,938	113,672
Bad debt expense	(12,719)	39,784	126,714
Commission	1,011,710	1,189,284	1,143,435
Advertising expense	44,305	40,313	125,436
Training expense	24,077	20,373	21,389
Vehicle maintenance expense	17,177	17,957	17,466
Publishing expense	6,837	6,837	7,920
Business promotion expense	7,019	6,645	8,673
Rent expense	216,918	213,983	186,889
Telecommunication expense	19,485	106,073	98,872
Transportation expense	5,420	5,223	9,640
Taxes and dues	540,350	486,741	486,038
Expendable supplies expense	39,681	38,010	39,725
Water, light and heating expense	44,245	47,269	40,695
Repairs and maintenance expense	2,298,854	2,219,248	2,111,420
Ordinary development expense	735,715	723,888	721,437
Travel expense	84,233	81,427	85,673
Clothing expense	16,908	14,476	13,395
Survey and analysis expense	4,797	4,634	4,359
Membership fee	13,699	12,606	9,604
Power purchase	18,269,732	18,307,289	14,264,331
Disclosure - Other selling and administrative expenses
Accommodation development expenses	53,945	52,822	55,799
Miscellaneous wages	39,794	32,447	32,300
Litigation and filing expenses	21,768	12,853	11,881
Compensation for damages	(1,924)	19,193	12,297
Outsourcing expenses	3,293	3,036	2,647
Reward expenses	2,858	2,713	2,786
Overseas market development expenses	1,997	1,361	1,876
Others	28,775	23,772	35,123
Others	2,763,479	2,318,435	4,134,846
General and administrative expenses	2,669,576	2,627,890	2,762,855
Cost of sales	57,779,835	58,207,721	52,098,855
Total expenses, by nature	60,449,411	60,835,611	54,861,710
Selling and administrative expense
Expenses by nature [Line Items]
Raw materials used	0	0	0
Salaries	775,204	757,819	735,383
Retirement benefits expense	157,272	65,107	71,094
Welfare and benefit expense	120,463	132,089	179,406
Insurance expense	12,427	12,181	15,414
Depreciation	232,510	214,499	190,245
Amortization of intangible assets	76,547	54,153	44,990
Bad debt expense	(12,719)	39,784	126,714
Commission	632,849	714,096	673,740
Advertising expense	34,453	30,894	114,519
Training expense	7,174	6,277	7,027
Vehicle maintenance expense	9,525	10,148	9,998
Publishing expense	3,414	3,307	3,672
Business promotion expense	3,038	2,785	3,700
Rent expense	40,505	42,851	38,380
Telecommunication expense	8,451	23,505	24,916
Transportation expense	865	686	495
Taxes and dues	58,666	46,424	48,395
Expendable supplies expense	6,682	6,166	7,731
Water, light and heating expense	11,867	12,629	10,545
Repairs and maintenance expense	88,576	62,580	63,477
Ordinary development expense	224,463	215,494	211,417
Travel expense	15,652	14,363	16,658
Clothing expense	9,369	10,108	8,410
Survey and analysis expense	848	705	698
Membership fee	969	1,043	1,122
Power purchase	0	0	0
Disclosure - Other selling and administrative expenses
Accommodation development expenses	53,945	52,822	55,799
Miscellaneous wages	39,794	32,447	32,300
Litigation and filing expenses	21,768	12,853	11,881
Compensation for damages	(1,924)	19,193	12,297
Outsourcing expenses	3,293	3,036	2,647
Reward expenses	2,858	2,713	2,786
Overseas market development expenses	1,997	1,361	1,876
Others	28,775	23,772	35,123
Others	150,506	148,197	154,709
General and administrative expenses	2,669,576	2,627,890	2,762,855
Total expenses, by nature	₩ 2,669,576	₩ 2,627,890	₩ 2,762,855